SIGNIFICANT ACCOUNTING POLICIES (Textual) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 18, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)
Foreign Currency Exchange Rate, Translation		6.5250				6.5250
Advertising Expense		¥ 124,090	$ 19,018	¥ 177,378	¥ 136,323
Employee Benefits and Share-based Compensation		81,300	12,460	107,747	87,544
Lease right-of-use assets		639,304		610,323		$ 97,977	¥ 601,610
Lease liabilities		649,583				99,553	¥ 610,500
Equity investment measured at fair value, realized gain (loss) | ¥		0
Current portion of operating lease liabilities		197,098		157,911		30,207
Working Capital Deficit | ¥		423,787
Net income/(loss)		132,433	20,296	(148,100)	(142,958)
Net cash generated from/(used in) operating activities		205,742	31,531	39,854	(380,034)
Cash and Cash Equivalents, at Carrying Value		554,620		999,012	1,288,080	$ 84,999
PaymentsToAcquireLongtermInvestments		4,000	613	33,000
Impairment loss of long-term investment		37,000	5,670
Impairment of Long-Lived Assets Held-for-use		¥ 1,223	$ 187
Operating Lease, weighted average remaining lease term		5 years 1 month 6 days				5 years 1 month 6 days
Operating lease, weighted average discount rate, percent		4.51%				4.51%
Accumulated deficit		¥ (260,019)		(127,059)		$ (39,850)
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents, at Carrying Value						$ 554,620
Subsequent Event [Member] | CTBC Bank Co Ltd [Member]
Aggregate commitment amount	$ 80,000
Subsequent Event [Member] | Amendment Facility Agreement [Member]
Debt Instrument, Term	5 years
Subsequent Event [Member] | Secured Debt
Line of Credit Facility, Maximum Borrowing Capacity	$ 65,000
Subsequent Event [Member] | Secured Debt | CTBC Bank Co Ltd [Member]
Line of Credit Facility, Maximum Borrowing Capacity	65,000
Subsequent Event [Member] | Revolving Credit Facility
Line of Credit Facility, Maximum Borrowing Capacity	15,000
Subsequent Event [Member] | Revolving Credit Facility | CTBC Bank Co Ltd [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 15,000
Accounting Standards Update 2014-09 [Member]
Accumulated deficit | ¥								¥ 44,122
Other Nonoperating Income (Expense) [Member]
Amount received from depository bank | ¥		¥ 0		¥ 0	¥ 10,960